Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred Tax Assets: Allowance for loan losses	$ 1,000	$ 876
Deferred Tax Assets: Deferred directors' compensation	565	588
Deferred Tax Assets: Employee and director benefits	605	624
Deferred Tax Assets: Qualified pension liability	321	617
Deferred Tax Assets: Unrealized loss from securities impairment	221	221
Deferred Tax Assets: Other	160	123
Total deferred tax assets	2,872	3,049
Deferred Tax Liabilities: Depreciation	(236)	(249)
Deferred Tax Liabilities: Equity income from unconsolidated subsidiary	(398)	(329)
Deferred Tax Liabilities: Loan origination costs	(223)	(177)
Deferred Tax Liabilities: Prepaid expense	(90)	(90)
Deferred Tax Liabilities: Unrealized gains on securities available for sale	(403)	(415)
Deferred Tax Liabilities: Annuity earnings	(58)	(37)
Deferred Tax Liabilities: Fair value of mortgage servicing rights	(33)
Deferred Tax Liabilities: Goodwill	(294)	(247)
Total deferred tax liabilities	(1,735)	(1,544)
Net deferred tax asset included in other assets	$ 1,137	$ 1,505